Commitments	6 Months Ended
Jun. 30, 2024
Commitments [Abstract]
COMMITMENTS

NOTE 3: - COMMITMENTS

Since 2006, the Company received approximately $6,431 in grants from the Israeli Innovation Authority (IIA). $5,979 of which grants were for research and development of M-001 and $589 of which grants were received to support the new CDMO business, out of which grants for $227 were received during 2024.

In exchange for the grants for research and development of M-001, the Company undertook to pay royalties amounting to 3% to 5% on the revenues derived from sales of products or services developed in whole or in part using these grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company. Until October 25, 2023, the interest was calculated at a rate based on 12-month London Interbank Offered Rate, or LIBOR applicable to US Dollar deposits. However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest will be calculated at a rate based on 12-month Secured Overnight Financing Rate, the SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest will be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%. The maximum royalty amounts payable by the Company as of June 30, 2024 is approximately $ 6,431 which represents the total gross amount of grants actually received by the Company from the IIA including accrued interest.

As of June 30, 2024, the Company had not paid any royalties to the IIA.

At the time the grants were received, successful development of the M-001 product was not assured and therefore the Company does not currently expect to make any royalty payments to the IIA.

The Company is also subject to various other restrictions pursuant to the grant, including limitations on transferring IP developed with grant funds. In light of the Company’s new strategy, it does not expect these restrictions to be material to its ongoing operations.

On November 2023, we announced that the IIA had approved a non-dilutive grant covering 66% of the costs of a $975 project aimed to support our new CDMO business. The grant is neither subject to repayment nor tied to royalty payments of any kind. The grant covers approved expenses required for further developing Scinai’s CDMO service for the 12 months from grant.